NOTES PAYABLE (Details 2) - Convertible Debt [Member]	9 Months Ended
Dec. 31, 2018 USD ($)
At Issuance	$ 2,104,418
Fair value adjustment	(337,923)
Balance allocated to equity on conversion	(1,766,495)
Ending balance at June 30, 2018	0
Beneficial conversion [Member]
At Issuance	406,744
Fair value adjustment	(406,744)
Balance allocated to equity on conversion	0
Ending balance at June 30, 2018	0
Anti-dilution [Member]
At Issuance	1,697,674
Fair value adjustment	68,821
Balance allocated to equity on conversion	(1,766,495)
Ending balance at June 30, 2018	$ 0